Loans, Impaired Loans, and Allowance for Credit Losses (Tables)	3 Months Ended
Jan. 31, 2026
Disclosure of Financial Instruments [Abstract]
Summary of Banks Loans
The following table provides details regarding

the Bank’s loans as at January 31, 2026 and October

31, 2025.
Loans

(millions of Canadian dollars) As at
January 31, 2026 October 31, 2025
Residential mortgages $ 308,151 $ 315,063
Consumer instalment and other personal 266,630 259,033
Credit card 41,070 41,662
Business and government 351,201 345,943

967,052 961,701
Loans at FVOCI
1
478 288
Total loans 967,530 961,989
Total allowance for loan losses 8,567 8,689
Total loans, net of allowance $ 958,963 $ 953,300
Included in Financial assets at fair value through other comprehensive income on the Interim Consolidated Balance

Sheet.

Summary of Credit Quality
Business and government loans and loans

at FVOCI are grouped together as reflected

below for presentation in the “Loans by

Risk Ratings” table.
Loans – Business and Government

(millions of Canadian dollars) As at
January 31, 2026 October 31, 2025
Loans at amortized cost $ 351,201 $ 345,943
Loans at FVOCI 1 478 288
Loans 351,679 346,231
Allowance for loan losses 3,737 3,847
Loans, net of allowance $ 347,942 $ 342,384
Included in Financial assets at fair value through other comprehensive income on the Interim Consolidated Balance

Sheet.

Summary of Gross Carrying Amounts of Loans, Acceptances and Credit Risk Exposures on Loan Commitments and Financial Guarantee Contracts by Internal Risk Ratings
The following table provides the gross carrying

amounts of loans and credit risk exposures

on loan commitments and financial guarantee

contracts by internal risk
rating for credit risk management purposes,

presenting separately those that are

subject to Stage 1, Stage 2, and Stage 3

allowances.
Loans by Risk Rating

(millions of Canadian dollars) As at
January 31, 2026 October 31, 2025
Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3 Total
Residential mortgages
1,2,3
Low Risk $ 211,463 $ 882 $ n/a $ 212,345 $ 221,168 $ 765 $ n/a $ 221,933
Normal Risk 71,559 8,746 n/a 80,305 70,217 8,391 n/a 78,608
Medium Risk 403 10,071 n/a 10,474 351 9,490 n/a 9,841
High Risk 7 3,994 379 4,380 3 3,700 391 4,094
Default n/a n/a 647 647 n/a n/a 587 587
Total loans 283,432 23,693 1,026 308,151 291,739 22,346 978 315,063
Allowance for loan losses 103 194 86 383 102 175 80 357
Loans, net of allowance 283,329 23,499 940 307,768 291,637 22,171 898 314,706
Consumer instalment and other personal 4

Low Risk 115,290 2,569 n/a 117,859 110,513 2,588 n/a 113,101
Normal Risk 82,582 15,797 n/a 98,379 75,881 19,812 n/a 95,693
Medium Risk 29,966 6,610 n/a 36,576 29,757 6,792 n/a 36,549
High Risk 5,844 6,858 458 13,160 5,407 7,209 448 13,064
Default n/a n/a 656 656 n/a n/a 626 626
Total loans 233,682 31,834 1,114 266,630 221,558 36,401 1,074 259,033
Allowance for loan losses 699 1,163 275 2,137 699 1,220 274 2,193
Loans, net of allowance 232,983 30,671 839 264,493 220,859 35,181 800 256,840
Credit card

Low Risk 7,870 4 n/a 7,874 8,011 4 n/a 8,015
Normal Risk 11,933 111 n/a 12,044 12,222 119 n/a 12,341
Medium Risk 12,598 915 n/a 13,513 12,780 902 n/a 13,682
High Risk 2,676 4,395 411 7,482 2,727 4,329 419 7,475
Default n/a n/a 157 157 n/a n/a 149 149
Total loans 35,077 5,425 568 41,070 35,740 5,354 568 41,662
Allowance for loan losses 754 1,105 451 2,310 743 1,089 460 2,292
Loans, net of allowance 34,323 4,320 117 38,760 34,997 4,265 108 39,370
Business and government 1,2,3,5

Investment grade or Low/Normal Risk 142,625 127 n/a 142,752 139,518 152 n/a 139,670
Non-investment grade or Medium Risk 177,762 12,616 n/a 190,378 173,836 13,289 n/a 187,125
Watch and classified or High Risk 531 15,132 90 15,753 538 16,098 77 16,713
Default n/a n/a 2,796 2,796 n/a n/a 2,723 2,723
Total loans 320,918 27,875 2,886 351,679 313,892 29,539 2,800 346,231
Allowance for loan losses 1,167 1,688 882 3,737 1,195 1,878 774 3,847
Loans, net of allowance 319,751 26,187 2,004 347,942 312,697 27,661 2,026 342,384
Total loans 873,109 88,827 5,594 967,530 862,929 93,640 5,420 961,989
Total allowance for loan losses 2,723 4,150 1,694 8,567 2,739 4,362 1,588 8,689
Total loans, net of allowance $ 870,386 $ 84,677 $ 3,900 $ 958,963 $ 860,190 $ 89,278 $ 3,832 $ 953,300
Includes impaired loans with a balance of $ 288

million (October 31, 2025 – $
273

million) which did not have a related allowance for loan losses as the realizable value of the collateral exceeded the loan amount.
Excludes trading loans and non-trading loans at fair value through profit or loss (FVTPL) with a fair value of $ 29 billion (October 31, 2025 – $
30

billion) and $
0.8

billion (October 31, 2025
– $ 0.3

billion), respectively.
Includes insured mortgages of $ 68

billion (October 31, 2025 – $
69

billion).
4

Includes Canadian government-insured real estate personal loans of $
5

billion (October 31, 2025 – $
5

billion).
Includes loans guaranteed by government agencies of $ 24

billion (October 31, 2025 – $
24

billion), which are primarily reported in Non-investment grade or a lower risk rating based on the borrowers’ credit risk.
Loans by Risk Rating (Continued)

– Off-Balance Sheet Credit Instruments
1

(millions of Canadian dollars) As at
January 31, 2026 October 31, 2025
Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3 Total
Retail Exposures
2

Low Risk $ 317,097 $ 1,300 $ n/a $ 318,397 $ 318,759 $ 1,464 $ n/a $ 320,223
Normal Risk 63,899 1,086 n/a 64,985 62,564 1,147 n/a 63,711
Medium Risk 16,259 1,177 n/a 17,436 16,381 1,295 n/a 17,676
High Risk 1,331 1,101 – 2,432 1,282 1,092 – 2,374
Default n/a n/a – – n/a n/a – –
Non-Retail Exposures 3
Investment grade 321,807 – n/a 321,807 319,274 – n/a 319,274
Non-investment grade 104,910 5,629 n/a 110,539 103,936 5,710 n/a 109,646
Watch and classified 538 4,532 – 5,070 150 4,905 – 5,055
Default n/a n/a 399 399 n/a n/a 343 343
Total off-balance sheet credit
instruments 825,841 14,825 399 841,065 822,346 15,613 343 838,302
Allowance for off-balance sheet credit

instruments 469 555 6 1,030 470 566 16 1,052
Total off-balance sheet credit
instruments, net of allowance $ 825,372 $ 14,270 $ 393 $ 840,035 $ 821,876 $ 15,047 $ 327 $ 837,250
Excludes mortgage commitments.
2

Includes $
401

billion (October 31, 2025 – $
401

billion) of personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
3

Includes $
66

billion (October 31, 2025 – $
67

billion) of the undrawn component of uncommitted credit and liquidity facilities.

Summary of Allowance for Credit Losses
The following table provides details on

the Bank’s allowance for credit losses as at and

for the three months ended January 31,

2026

and January 31, 2025,
including allowance for off-balance sheet instruments

in the applicable categories.
Allowance for Credit Losses
(millions of Canadian dollars) Foreign Foreign

exchange,

exchange,

Balance at
Provision

Write-offs, disposals, Balance Balance at
Provision

Write-offs, disposals, Balance
beginning for credit net of and other at end of beginning for credit net of and other at end of of period losses recoveries adjustments period of period losses recoveries adjustments period

For the three months ended
January 31, 2026 January 31, 2025
Residential mortgages $ 357 $ 31 $ (3) $ (2) $ 383 $ 365 $ (1) $ (1) $ 5 $ 368
Consumer instalment and other
personal 2,273 301 (343) (24) 2,207 2,133 356 (334) 34 2,189
Credit card 2,790 483 (420) (57) 2,796 2,699 450 (436) 84 2,797
Business and government 4,321 224 (236) (98) 4,211 3,940 407 (186) 79 4,240
Total allowance for loan losses,
including off-balance sheet
instruments 9,741 1,039 (1,002) (181) 9,597 9,137 1,212 (957) 202 9,594
Debt securities at amortized cost 2 – – – 2 3 – – – 3
Debt securities at FVOCI 2 – – – 2 1 – – – 1
Total allowance for credit
losses on debt securities 4 – – – 4 4 – – – 4
Total allowance for credit losses $ 9,745 $ 1,039 $ (1,002) $ (181) $ 9,601 $ 9,141 $ 1,212 $ (957) $ 202 $ 9,598
Comprising:
Allowance for credit losses on
loans at amortized cost $ 8,689

$ 8,566 $ 8,094

$ 8,654
Allowance for credit losses on
loans at FVOCI – 1 – 1
Allowance for loan losses 8,689 8,567 8,094 8,655
Allowance for off-balance sheet
instruments 1,052 1,030 1,043 939

Allowance for credit losses on

debt securities 4 4 4 4

Summary of Allowance for Loan Losses
The following table provides details on

the Bank’s allowance for loan losses by

stage as at and for the three months ended

January 31, 2026 and
January 31, 2025.
Allowance for Loan Losses by Stage
(millions of Canadian dollars) For the three months ended
January 31, 2026 January 31, 2025
Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3 Total
Residential Mortgages
Balance at beginning of period $ 102 $ 175 $ 80 $ 357 $ 116 $ 189 $ 60 $ 365
Provision for credit losses
Transfer to Stage 1 1 24 (23) (1) – 35 (34) (1) –
Transfer to Stage 2 (8) 15 (7) – (6) 11 (5) –
Transfer to Stage 3 – (10) 10 – – (11) 11 –
Net remeasurement due to transfers into stage 2 (6) 5 – (1) (7) 4 – (3)
New originations or purchases 3 6 n/a n/a 6 7 n/a n/a 7
Net repayments 4 (1) (1) – (2) (1) (1) – (2)
Derecognition of financial assets (excluding
disposals and write-offs) 5 (1) (5) (9) (15) (4) (4) (6) (14)
Changes to risk, parameters, and models 6 (12) 38 17 43 (28) 26 13 11
Disposals – – – – – – – –
Write-offs – – (4) (4) – – (1) (1)
Recoveries – – 1 1 – – – –
Foreign exchange and other adjustments (1) – (1) (2) 2 1 2 5
Balance at end of period $ 103 $ 194 $ 86 $ 383 $ 114 $ 181 $ 73 $ 368
Consumer Instalment and Other Personal
Balance, including off-balance sheet instruments,
at beginning of period $ 724 $ 1,275 $ 274 $ 2,273 $ 696 $ 1,175 $ 262 $ 2,133
Provision for credit losses
Transfer to Stage 1 1 202 (201) (1) – 185 (184) (1) –
Transfer to Stage 2 (60) 80 (20) – (64) 87 (23) –
Transfer to Stage 3 (3) (78) 81 – (3) (73) 76 –
Net remeasurement due to transfers into stage 2 (84) 70 3 (11) (82) 76 2 (4)
New originations or purchases 3 92 n/a n/a 92 84 n/a n/a 84
Net repayments 4 (23) (26) (5) (54) (22) (25) (4) (51)
Derecognition of financial assets (excluding
disposals and write-offs) 5 (22) (29) (13) (64) (21) (30) (10) (61)
Changes to risk, parameters, and models 6 (96) 132 302 338 (102) 181 309 388
Disposals – – – – – – – –
Write-offs – – (421) (421) – – (412) (412)
Recoveries – – 78 78 – – 78 78
Foreign exchange and other adjustments (9) (12) (3) (24) 12 17 5 34
Balance, including off-balance sheet instruments,
at end of period 721 1,211 275 2,207 683 1,224 282 2,189
Less: Allowance for off-balance sheet instruments 7 22 48 – 70 25 49 – 74
Balance at end of period $ 699 $ 1,163 $ 275 $ 2,137 $ 658 $ 1,175 $ 282 $ 2,115
Credit Card 8
Balance, including off-balance sheet instruments,
at beginning of period $ 944 $ 1,386 $ 460 $ 2,790 $ 947 $ 1,374 $ 378 $ 2,699
Provision for credit losses
Transfer to Stage 1 1 281 (271) (10) – 485 (474) (11) –
Transfer to Stage 2 (91) 116 (25) – (86) 107 (21) –
Transfer to Stage 3 (9) (273) 282 – (5) (242) 247 –
Net remeasurement due to transfers into stage 2 (109) 122 9 22 (222) 112 7 (103)
New originations or purchases 3 48 n/a n/a 48 36 n/a n/a 36
Net repayments 4 15 3 17 35 18 4 18 40
Derecognition of financial assets (excluding
disposals and write-offs) 5 (11) (29) (117) (157) (27) (22) (75) (124)
Changes to risk, parameters, and models 6 (98) 365 268 535 (247) 473 375 601
Disposals – – – – – – – –
Write-offs – – (529) (529) – – (529) (529)
Recoveries – – 109 109 – – 93 93
Foreign exchange and other adjustments (20) (24) (13) (57) 28 40 16 84
Balance, including off-balance sheet instruments,
at end of period 950 1,395 451 2,796 927 1,372 498 2,797
Less: Allowance for off-balance sheet instruments 7 196 290 – 486 196 293 – 489
Balance at end of period $ 754 $ 1,105 $ 451 $ 2,310 $ 731 $ 1,079 $ 498 $ 2,308
Transfers represent stage transfer movements prior to ECL remeasurement.

2

Represents the mechanical remeasurement between twelve-month (i.e., Stage 1) and lifetime ECLs (i.e., Stage 2 or 3) due to stage transfers necessitated by credit risk migration, as described in the “Significant Increase in Credit Risk” section of Note 2 and Note 3 of the Bank’s 2025

Annual Consolidated Financial Statements, holding all other factors impacting the change in ECLs constant.

3

Represents the increase in the allowance resulting from loans that were newly originated, purchased, or renewed.
4

Represents the changes in the allowance related to cash flow changes associated with new draws or repayments on loans outstanding.

5

Represents the decrease in the allowance resulting from loans that were fully repaid and excludes the decrease associated with loans that were disposed or fully written off.
6

Represents the changes in the allowance related to current period changes in risk (e.g.,

PD) caused by changes to macroeconomic factors, level of risk, parameters,

and/or models,
subsequent to stage migration. Refer to the “Measurement of Expected Credit Losses”, “Forward-Looking Information

”

and “Expert Credit Judgment”

sections of Note 2 and Note 3 of the
Bank’s 2025 Annual Consolidated Financial Statements for further details.

7

The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim

Consolidated Balance Sheet.
8

Credit cards are considered impaired and migrate to Stage 3 when they are 90 days past due and written off at 180 days past due. Refer to Note 2 of the Bank’s 2025 Annual
Consolidated Financial Statements for further details.
Allowance for Loan Losses by Stage (Continued)
(millions of Canadian dollars) For the three months ended
January 31, 2026 January 31, 2025
Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3 Total
Business and Government
Balance, including off-balance sheet instruments,
at beginning of period $ 1,439 $ 2,092 $ 790 $ 4,321 $ 1,150 $ 1,937 $ 853 $ 3,940
Provision for credit losses
Transfer to Stage 1
1
93 (93) – – 88 (88) – –
Transfer to Stage 2 (138) 142 (4) – (153) 158 (5) –
Transfer to Stage 3 (2) (151) 153 – (3) (152) 155 –
Net remeasurement due to transfers into stage
1
(31) 45 (1) 13 (28) 58 1 31
New originations or purchases
1
419 n/a n/a 419 300 n/a n/a 300
Net repayments
1
7 (31) (102) (126) 17 (19) (10) (12)
Derecognition of financial assets (excluding
disposals and write-offs)
1
(267) (255) (102) (624) (169) (196) (76) (441)
Changes to risk, parameters, and models
1
(92) 195 439 542 29 250 250 529
Disposals – – (22) (22) – – (9) (9)
Write-offs – – (256) (256) – – (202) (202)
Recoveries – – 20 20 – – 16 16
Foreign exchange and other adjustments (10) (39) (27) (76) 41 49 (2) 88
Balance, including off-balance sheet instruments,
at end of period 1,418 1,905 888 4,211 1,272 1,997 971 4,240
Less: Allowance for off-balance sheet instruments
2
251 217 6 474 177 193 6 376
Balance at end of period 1,167 1,688 882 3,737 1,095 1,804 965 3,864
Total Allowance, including

off-balance sheet

instruments, at end of period 3,192 4,705 1,700 9,597 2,996 4,774 1,824 9,594
Less: Total Allowance for

off-balance sheet

instruments 2 469 555 6 1,030 398 535 6 939
Total Allowance for Loan Losses

at end of period
$ 2,723 $ 4,150 $ 1,694 $ 8,567 $ 2,598 $ 4,239 $ 1,818 $ 8,655
For explanations regarding this line item, refer to the “Allowance for Loan Losses by Stage” table on the previous page in this Note.
2

The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim

Consolidated Balance Sheet.

Summary of Macroeconomic Variables impacted in Determining ECLs
The following table sets out average values

of the macroeconomic variables over

the four
calendar quarters starting with the current

quarter, and the remaining 4-year forecast period for the base forecast and upside and downside scenarios

used in
determining the Bank’s ECLs as at January 31, 2026.

As the forecast period increases, information

about the future becomes less readily available

and projections
are anchored on assumptions around structural

relationships between economic parameters

that are inherently much less certain.

While trade tensions have
eased in recent months, uncertainty related to

the economic outlook remains elevated, and

our baseline forecast continues to reflect

tempered growth and higher
unemployment as a result of tariff actions. Any

further escalation in trade tensions would pose

a downside risk to the economic outlook.

However, the Bank’s
Canadian and U.S. downside scenarios reflect

a recession and help capture these risks

accordingly through its allowance process.
Macroeconomic Variables
As at
January 31, 2026
Base Forecast Upside Scenario Downside Scenario
Average Remaining Average Remaining Average Remaining
Q1 2026- 4-year Q1 2026- 4-year Q1 2026- 4-year
Q4 2026 1 period 1 Q4 2026 1 period 1 Q4 2026 1 period 1

Unemployment rate
Canada 6.7% 6.0% 6.2% 5.7% 7.7% 7.2%
United States 4.2 4.0 4.1 3.8 5.6 5.4
Real GDP
Canada 1.3 1.7 1.4 1.9 (0.8) 2.1
United States 2.2 2.1 2.3 2.3 (0.3) 2.5
Home prices
Canada (average existing price) 2 4.1 3.7 4.2 3.9 (4.8) 3.3
United States (CoreLogic HPI)
3
1.6 3.5 2.2 4.1 (6.4) 4.1
Central bank policy interest rate
Canada 2.25 2.25 2.50 2.50 1.13 1.42
United States 3.44 3.25 3.63 3.50 2.06 2.30
U.S. 10-year treasury yield 4.03 4.00 4.25 4.23 3.58 3.58
U.S. 10-year BBB spread (%-pts) 1.42 1.60 1.29 1.54 2.28 1.90
Exchange rate (U.S. dollar/Canadian dollar) $ 0.74 $ 0.75 $ 0.74 $ 0.76 $ 0.68 $ 0.70
The numbers represent average values for the quoted periods and average of year-on-year growth for real GDP and home prices.
2
The average home price is the average transacted sale price of homes sold via the Multiple Listing Service; data is collected by the Canadian Real Estate Association.
3
The CoreLogic home price index (HPI) is a repeat-sales index which tracks increases and decreases in the same home’s sales price over time.

Schedule of Change from Base to Probability-Weighted ECL
The following table presents the base ECL

scenario compared to the probability-weighted ECLs,

with the latter derived from three ECL

scenarios for performing
loans and off-balance sheet instruments. The difference

reflects the impact of deriving multiple

scenarios around the base ECLs and resultant

change in ECLs due
to non-linearity and sensitivity to using

macroeconomic forecasts.
Change from Base to Probability-Weighted

ECLs
(millions of Canadian dollars, except

as noted)
As at
January 31, 2026 October 31, 2025
Probability-weighted ECLs $ 7,897 $ 8,137
Base ECLs 7,464 7,737
Difference – in amount $ 433 $ 400
Difference – in percentage 5.8% 5.2%

Schedule of Incremental Lifetime ECL Impact
The following table shows the estimated

impact of staging on ECLs by presenting all

performing loans and off-balance sheet instruments

calculated using
twelve-month ECLs compared to the current

aggregate probability-weighted ECLs, holding

all risk profiles constant.
Incremental Lifetime ECLs Impact
(millions of Canadian dollars)

As at
January 31, 2026 October 31, 2025
Probability-weighted ECLs $ 7,897 $ 8,137
All performing loans and off-balance sheet instruments

using 12-month ECLs
6,206 6,435
Incremental lifetime ECLs impact $ 1,691 $ 1,702

Summary of Loans Past Due but Not Impaired
The following table summarizes loans that are

past
due but not impaired.

Loans less than 31 days contractually past

due are excluded as they do not generally

reflect a borrower’s ability to meet

their payment
obligations.
Loans Past Due but not Impaired 1
(millions of Canadian dollars) As at
January 31, 2026 October 31, 2025

31-60 61-89 31-60 61-89

days days Total days days Total
Residential mortgages

$ 403 $ 227 $ 630 $ 407 $ 129 $ 536
Consumer instalment and other personal 1,004 365 1,369 930 301 1,231
Credit card 378 257 635 373 253 626
Business and government 402 108 510 247 85 332
Total

$ 2,187 $ 957 $ 3,144 $ 1,957 $ 768 $ 2,725
Includes loans that are measured at FVOCI.